Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Use of estimates in the preparation of financial statements
A.	Use of estimates in the preparation of financial statements

The preparation of condensed interim consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated interim financial statements, the most significant estimates and assumptions include (i) net realizable value of the inventory, (ii) impairment analysis of goodwill and intangible assets, (iii) allowance for doubtful accounts; and (iv) revenue recognition.

Principles of consolidation
B.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, were eliminated upon consolidation.

Cash and cash equivalents
C.	Cash and cash equivalents
Cash equivalents are short-term highly liquid investments with original maturities of less than three months from date of purchase.
Earnings per share
D.	Earnings per share

The Company computes net earnings per share in accordance with ASC 260, “Earnings per share”. Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted earnings per ordinary share is computed similar to basic earnings per share, except that the denominator is increased to include the number of additional potential ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the effect of the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net earning is reported or if their effect is anti-dilutive.

An amount of 0.9 million and 1.4 million weighted average outstanding options and warrants have been excluded from the calculation of the diluted net earnings per share for the period of six months ended June 30, 2025 and 2024, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive.

Recently issued accounting pronouncements, not yet adopted
E.	Recently issued accounting pronouncements, not yet adopted

ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures

On December 14, the FASB issued ASU 2023-09— Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”).

ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes.

The amendments in ASU 2023-09 require that public business entities (PBE’s) on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Specifically, PBE’s are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts, according to specific categories. Separate disclosure is required for any reconciling item in which the effect of the item is equal to or greater than 5 percent of the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory income tax rate.

Also, ASU 2023-09 require that all entities disclose on an annual basis, information about income taxes paid, including the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions. In addition, ASC 2023-09 require that all entities disclose information about income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and Income tax expense (or benefit) from continuing operations disaggregated by federal (national), state, and foreign.

The amendments in ASU 2023-09 also eliminate certain current disclosure requirements.

For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The provisions of ASU 2023-09 will be applied in the annual financial statements for the year ended December 31, 2025.

ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures

On November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (“ASU 2024-03”).

ASU 2024-03 enhances disclosure of certain costs and expenses to provide enhanced transparency into the expenses presented in the income statement.

ASU 2024-03 is effective for annual periods beginning after December 15, 2026. The Company intends to adopt and apply the guidance in fiscal year 2027. ASU 2024-03 should be adopted retrospectively to all periods presented in the financial statements and early adoption is permitted. The Company has not yet assessed the impact of the disclosure of this standard ASU 2024-03.